Leases (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	May 31, 2022
Leases [Abstract]
Annual payments	$ 46,896
Rental fee	3,300	$ 7,829		$ 2,886
Operating lease expenses	$ 77,751	$ 65,580	$ 71,000